T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.4%
COMMUNICATION SERVICES  1.9%
Diversified Telecommunication Services  0.2%
GCI Liberty, Class A, EC (1)(2) 7,281 —
Iridium Communications  37,789 1,032
1,032
Entertainment  0.1%
Playtika Holding  122,539 634
634
Media  1.2%
Gambling.com Group (2) 105,487 1,331
Liberty Broadband, Class C (2) 27,049 2,300
Nexstar Media Group  13,864 2,485
Stagwell (2) 302,095 1,828
7,944
Wireless Telecommunication Services  0.4%
Millicom International Cellular (3) 88,035 2,665
2,665
Total Communication Services 12,275
CONSUMER DISCRETIONARY  11.5%
Automobile Components  0.5%
Autoliv  15,649 1,384
Phinia  49,955 2,120
3,504
Diversified Consumer Services  3.3%
Adtalem Global Education (2) 25,542 2,570
Carriage Services  55,906 2,166
Duolingo (2) 7,554 2,346
Frontdoor (2) 49,183 1,890
Grand Canyon Education (2) 9,336 1,615
H&R Block  45,905 2,521
Perdoceo Education  61,156 1,540
Service Corp. International  45,916 3,682
Stride (2) 25,374 3,210
21,540
Hotels, Restaurants & Leisure  2.9%
Boyd Gaming  36,271 2,388
Domino's Pizza  3,276 1,505
Monarch Casino & Resort  27,620 2,147

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Norwegian Cruise Line Holdings (2) 109,566 2,077
Planet Fitness, Class A (2) 21,019 2,031
Texas Roadhouse  16,638 2,772
Travel + Leisure  46,178 2,138
Wingstop  6,754 1,524
Wynn Resorts  23,900 1,996
18,578
Household Durables  1.0%
KB Home  16,399 953
PulteGroup  13,810 1,420
Toll Brothers  38,171 4,030
6,403
Specialty Retail  1.6%
Bath & Body Works  125,395 3,802
Burlington Stores (2) 4,502 1,073
Carvana (2) 10,938 2,287
Dick's Sporting Goods  3,223 649
Ulta Beauty (2) 7,360 2,698
10,509
Textiles, Apparel & Luxury Goods  2.2%
Crocs (2) 21,075 2,238
Deckers Outdoor (2) 14,708 1,645
Kontoor Brands  32,130 2,061
PVH  25,946 1,677
Ralph Lauren  9,341 2,062
Tapestry  60,423 4,254
13,937
Total Consumer Discretionary 74,471
CONSUMER STAPLES  2.1%
Beverages  0.5%
Coca-Cola Consolidated  2,269 3,063
3,063
Consumer Staples Distribution & Retail  0.1%
Andersons  15,293 657
657
Food Products  1.2%
Dole  154,793 2,237
Ingredion  18,990 2,568
Nomad Foods  97,504 1,916

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Post Holdings (2) 8,451 983
7,704
Household Products  0.3%
Central Garden & Pet, Class A (2) 60,624 1,984
1,984
Total Consumer Staples 13,408
ENERGY  5.2%
Energy Equipment & Services  2.1%
Flowco Holdings, Class A (2) 16,697 428
Liberty Energy  86,618 1,371
Patterson-UTI Energy  292,953 2,408
TechnipFMC  195,321 6,190
Weatherford International  61,599 3,299
13,696
Oil, Gas & Consumable Fuels  3.1%
Expand Energy  38,096 4,241
HF Sinclair  68,893 2,265
Permian Resources  237,426 3,288
Range Resources  107,700 4,300
Texas Pacific Land  917 1,215
Viper Energy  51,683 2,334
World Kinect  75,555 2,143
19,786
Total Energy 33,482
FINANCIALS  17.4%
Banks  6.4%
Amalgamated Financial  72,770 2,092
Columbia Banking System  118,873 2,965
Credicorp  14,881 2,770
East West Bancorp  24,779 2,224
First BanCorp Puerto Rico  172,964 3,316
Hancock Whitney  52,408 2,749
Hanmi Financial  49,348 1,118
Huntington Bancshares  167,321 2,512
Metropolitan Bank Holding (2) 20,060 1,123
OceanFirst Financial  128,446 2,185
OFG Bancorp  29,309 1,173
Popular  55,824 5,156
Preferred Bank  19,118 1,599
UMB Financial  9,473 958
Webster Financial  108,381 5,587

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Western Alliance Bancorp  47,289 3,633
41,160
Capital Markets  1.8%
Affiliated Managers Group  15,430 2,593
Donnelley Financial Solutions (2) 23,812 1,041
Lazard  27,712 1,200
Robinhood Markets, Class A (2) 48,132 2,003
StoneX Group (2) 35,920 2,743
TPG  22,061 1,046
Virtus Investment Partners  7,216 1,244
11,870
Consumer Finance  0.2%
OneMain Holdings  28,183 1,378
1,378
Financial Services  5.5%
Corebridge Financial  127,374 4,021
Corpay (2) 13,337 4,651
Equitable Holdings  118,461 6,171
Euronet Worldwide (2) 25,900 2,767
International Money Express (2) 61,525 776
Mr. Cooper Group (2) 39,095 4,676
Payoneer Global (2) 551,215 4,029
Remitly Global (2) 28,816 599
Voya Financial  56,105 3,802
Western Union  399,963 4,232
35,724
Insurance  2.8%
Axis Capital Holdings  58,171 5,831
Everest Group  6,669 2,423
Old Republic International  73,689 2,890
RenaissanceRe Holdings  15,749 3,780
Skyward Specialty Insurance Group (2) 55,689 2,947
17,871
Mortgage Real Estate Investment Trusts  0.7%
Annaly Capital Management, REIT  97,140 1,973
Rithm Capital, REIT  204,918 2,346
4,319
Total Financials 112,322

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  13.9%
Biotechnology  6.4%
ACADIA Pharmaceuticals (2) 28,856 479
Agios Pharmaceuticals (2) 7,067 207
Akero Therapeutics (2) 28,264 1,144
Alkermes (2) 42,517 1,404
Argenx, ADR (2) 1,561 924
Ascendis Pharma, ADR (2) 7,956 1,240
Avidity Biosciences (2) 49,367 1,457
Beam Therapeutics (2) 36,259 708
Biohaven (2) 25,215 606
Blueprint Medicines (2) 19,288 1,707
Bridgebio Pharma (2) 34,956 1,208
Celldex Therapeutics (2) 42,702 775
Crinetics Pharmaceuticals (2) 25,353 850
Cytokinetics (2) 25,938 1,042
Denali Therapeutics (2) 53,350 725
Disc Medicine (2) 15,487 769
Dyne Therapeutics (2) 19,359 203
Exact Sciences (2) 49,959 2,163
Halozyme Therapeutics (2) 18,933 1,208
Ideaya Biosciences (2) 31,090 509
Insmed (2) 30,311 2,312
Ionis Pharmaceuticals (2) 29,330 885
Janux Therapeutics (2) 8,894 240
Kymera Therapeutics (2) 29,726 814
Madrigal Pharmaceuticals (2) 4,024 1,333
Mirum Pharmaceuticals (2) 10,140 457
MoonLake Immunotherapeutics (2) 14,610 571
Natera (2) 26,407 3,734
Neurocrine Biosciences (2) 17,928 1,983
Nurix Therapeutics (2) 38,383 456
Nuvalent, Class A (2) 7,214 512
Praxis Precision Medicines (2) 13,251 502
Prothena (2) 22,217 275
Replimune Group (2) 88,674 865
Revolution Medicines (2) 14,615 517
Rhythm Pharmaceuticals (2) 11,828 627
Sarepta Therapeutics (2) 7,433 474
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(4) 2,403 60
Scholar Rock Holding (2) 37,828 1,216
Soleno Therapeutics (2) 10,473 748

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SpringWorks Therapeutics (2) 8,822 389
Ultragenyx Pharmaceutical (2) 35,840 1,298
Vaxcyte (2) 20,671 781
Vera Therapeutics (2) 28,586 687
Xencor (2) 38,353 408
41,472
Health Care Equipment & Supplies  1.2%
Globus Medical, Class A (2) 17,891 1,310
Penumbra (2) 14,698 3,930
STERIS  6,326 1,434
UFP Technologies (2) 5,683 1,146
7,820
Health Care Providers & Services  3.4%
DaVita (2) 5,185 793
Encompass Health  49,638 5,027
Molina Healthcare (2) 9,155 3,016
Option Care Health (2) 46,197 1,615
Quest Diagnostics  23,579 3,990
Select Medical Holdings  142,444 2,379
Tenet Healthcare (2) 38,383 5,162
21,982
Health Care Technology  0.3%
Doximity, Class A (2) 16,287 945
GoodRx Holdings, Class A (2)(3) 234,894 1,036
1,981
Life Sciences Tools & Services  1.7%
Bio-Techne  31,851 1,867
ICON (2) 16,073 2,813
Medpace Holdings (2) 3,543 1,080
Repligen (2) 13,588 1,729
Revvity  33,206 3,513
11,002
Pharmaceuticals  0.9%
Perrigo  27,747 778
Prestige Consumer Healthcare (2) 22,404 1,926
Viatris  346,641 3,019
WaVe Life Sciences (2) 28,945 234
5,957
Total Health Care 90,214

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  19.5%
Aerospace & Defense  2.3%
Curtiss-Wright  10,363 3,288
Hexcel  33,758 1,849
Howmet Aerospace  9,652 1,252
Karman Holdings (2) 51,309 1,715
Textron  65,897 4,761
V2X (2) 40,558 1,989
14,854
Building Products  0.4%
Owens Corning  17,796 2,542
2,542
Commercial Services & Supplies  0.9%
Brady, Class A  26,141 1,847
Brink's  29,066 2,504
CoreCivic (2) 56,074 1,138
5,489
Construction & Engineering  2.8%
AECOM  31,963 2,964
API Group (2) 121,440 4,343
Argan  10,717 1,406
EMCOR Group  9,071 3,353
Primoris Services  36,171 2,076
Sterling Infrastructure (2) 10,767 1,219
Tutor Perini (2) 40,109 930
Valmont Industries  7,184 2,050
18,341
Electrical Equipment  1.4%
Acuity  8,948 2,356
EnerSys  20,210 1,851
Hubbell  4,626 1,531
Sensata Technologies Holding  145,096 3,522
9,260
Ground Transportation  0.9%
JB Hunt Transport Services  13,839 2,048
Saia (2) 5,218 1,823
TFI International  28,686 2,222
6,093
Machinery  5.7%
AGCO  33,716 3,121

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Alamo Group  9,270 1,652
Allison Transmission Holdings  14,564 1,393
Atmus Filtration Technologies  107,060 3,932
Blue Bird (2) 45,304 1,467
Esab  23,793 2,772
IDEX  14,216 2,573
Middleby (2) 28,175 4,282
Mueller Industries  35,414 2,696
Mueller Water Products, Class A  61,949 1,575
RBC Bearings (2) 7,213 2,321
Stanley Black & Decker  44,370 3,411
Timken  23,837 1,713
Toro  53,179 3,869
36,777
Marine Transportation  0.3%
Kirby (2) 15,701 1,586
1,586
Professional Services  3.5%
Barrett Business Services  31,337 1,289
Booz Allen Hamilton Holding  19,647 2,055
Genpact  59,047 2,975
Korn Ferry  38,161 2,588
Leidos Holdings  25,379 3,425
Paylocity Holding (2) 11,088 2,077
SS&C Technologies Holdings  41,969 3,506
Upwork (2) 180,611 2,357
Verra Mobility (2) 92,067 2,072
22,344
Trading Companies & Distributors  1.3%
Applied Industrial Technologies  13,040 2,938
Karat Packaging  62,430 1,659
SiteOne Landscape Supply (2) 14,489 1,760
WESCO International  11,381 1,768
8,125
Total Industrials & Business Services 125,411
INFORMATION TECHNOLOGY  14.5%
Communications Equipment  0.5%
Ciena (2) 23,410 1,414
F5 (2) 6,421 1,710
3,124

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components  3.6%
Belden  47,443 4,756
ePlus (2) 29,765 1,817
Fabrinet (2) 10,556 2,085
Flex (2) 44,678 1,478
Jabil  23,842 3,244
TD SYNNEX  13,665 1,421
Teledyne Technologies (2) 9,566 4,761
Zebra Technologies, Class A (2) 13,053 3,688
23,250
IT Services  1.2%
Amdocs  21,913 2,005
ASGN (2) 15,166 956
Globant (2) 11,485 1,352
GoDaddy, Class A (2) 20,539 3,700
8,013
Semiconductors & Semiconductor Equipment  2.4%
Cirrus Logic (2) 15,322 1,527
Entegris  20,453 1,789
First Solar (2) 4,886 618
Lattice Semiconductor (2) 32,635 1,712
MACOM Technology Solutions Holdings (2) 6,775 680
MKS Instruments  41,964 3,363
Penguin Solutions (2) 53,139 923
Rambus (2) 69,298 3,588
Ultra Clean Holdings (2) 43,260 926
15,126
Software  6.8%
A10 Networks  118,482 1,936
ACI Worldwide (2) 50,899 2,785
Alarm.com Holdings (2) 33,490 1,864
Blackbaud (2) 27,390 1,700
Box, Class A (2) 39,929 1,232
Braze, Class A (2) 18,930 683
CCC Intelligent Solutions Holdings (2) 71,007 641
Commvault Systems (2) 8,918 1,407
CyberArk Software (2) 2,121 717
Descartes Systems Group (2) 34,692 3,498
Docusign (2) 17,780 1,447
Dolby Laboratories, Class A  15,627 1,255
DoubleVerify Holdings (2) 71,003 949
Dynatrace (2) 69,427 3,273

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Gen Digital  119,311 3,167
InterDigital  16,293 3,369
Manhattan Associates (2) 9,887 1,711
Monday.com (2) 4,768 1,159
Nutanix, Class A (2) 72,787 5,081
Progress Software  20,680 1,065
PTC (2) 16,758 2,597
Sapiens International  48,980 1,327
ServiceTitan, Class A (2) 3,127 297
Teradata (2) 41,615 935
44,095
Total Information Technology 93,608
MATERIALS  3.9%
Chemicals  2.0%
Axalta Coating Systems (2) 73,564 2,440
CF Industries Holdings  16,383 1,280
Minerals Technologies  28,333 1,801
Mosaic  66,451 1,795
RPM International  45,228 5,232
12,548
Containers & Packaging  0.2%
International Paper  27,375 1,460
1,460
Metals & Mining  1.7%
Alamos Gold, Class A  49,924 1,335
MP Materials (2) 64,764 1,581
Reliance  15,947 4,604
Steel Dynamics  25,135 3,144
10,664
Total Materials 24,672
REAL ESTATE  5.9%
Health Care Real Estate Investment Trusts  0.1%
Alexandria Real Estate Equities, REIT  3,561 329
329
Hotel & Resort Real Estate Investment Trusts  0.5%
Apple Hospitality REIT, REIT  186,984 2,414
Park Hotels & Resorts, REIT  98,575 1,053
3,467

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.5%
Rexford Industrial Realty, REIT  84,940 3,325
3,325
Office Real Estate Investment Trusts  0.8%
Douglas Emmett, REIT  64,165 1,027
Kilroy Realty, REIT  29,322 960
Vornado Realty Trust, REIT  84,103 3,111
5,098
Residential Real Estate Investment Trusts  1.3%
American Homes 4 Rent, Class A, REIT  39,017 1,475
Camden Property Trust, REIT  3,005 368
Equity LifeStyle Properties, REIT  22,430 1,496
Essex Property Trust, REIT  7,464 2,288
Sun Communities, REIT  20,436 2,629
8,256
Retail Real Estate Investment Trusts  1.1%
Brixmor Property Group, REIT  99,949 2,653
Federal Realty Investment Trust, REIT  3,636 356
Kimco Realty, REIT  51,261 1,089
Regency Centers, REIT  26,020 1,919
Saul Centers, REIT  22,447 810
6,827
Specialized Real Estate Investment Trusts  1.6%
CubeSmart, REIT  70,946 3,030
EPR Properties, REIT  15,013 790
Gaming & Leisure Properties, REIT  37,818 1,925
Lamar Advertising, Class A, REIT  38,368 4,365
10,110
Total Real Estate 37,412
UTILITIES  2.6%
Electric Utilities  1.0%
Evergy  44,422 3,063
NRG Energy  16,437 1,569
Portland General Electric  46,146 2,058
6,690
Gas Utilities  0.8%
National Fuel Gas  36,775 2,912
UGI  62,915 2,081
4,993

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity
Producers  0.2%
Clearway Energy, Class C  38,896 1,177
1,177
Multi-Utilities  0.6%
NiSource  40,076 1,606
Northwestern Energy Group  39,756 2,301
3,907
Total Utilities 16,767
Total Common Stocks (Cost $592,170) 634,042
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.39% (5)(6) 3,495,852 3,496
Total Short-Term Investments (Cost $3,496) 3,496
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.39% (5)(6) 944,731 945
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 945
Total Securities Lending Collateral (Cost $945) 945
Total Investments in Securities  99.0%
(Cost $596,611) $ 638,483
Other Assets Less Liabilities 1.0% 6,726
Net Assets 100.0% $ 645,209

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Level 3 in fair value hierarchy.
(2) Non-income producing
(3) All or a portion of this security is on loan at March 31, 2025.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $60 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 51++
Totals $ —# $ — $ 51+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 6,256  ¤  ¤ $ 4,441
Total $ 4,441^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $51 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $4,441.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
March 31, 2025 (for further detail by category, please refer to the accompanying
Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 633,982 $ 60 $ — $ 634,042
Short-Term Investments 3,496 — — 3,496
Securities Lending Collateral 945 — — 945
Total $ 638,423 $ 60 $ — $ 638,483

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F202-054Q1 03/25